Property, Plant and Equipment, Net (Details 1) - USD ($)		Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment, Net [Abstract]
Land improvement costs on REIT Xinyi's new manufacturing plant	[1]	$ 11,281,422	$ 7,045,919
Total CIP		$ 11,281,422	$ 7,045,919

[1]	In 2015, the Company formed a new subsidiary REIT Xinyi together with a 30% noncontrolling interest shareholder Xinyi Transportation Investment Co., Ltd. ("Xinyi Transportation") and plans to construct a new manufacturing plant on a 206,667 square meters land, to produce concrete cutting machines and eco-friendly construction materials for road pavement and building construction use. Total budgeted investment for the whole project is RMB 800 million (approximately $118 million). The Company started the land improvement in late 2015 and plant construction in 2016. Total plant construction was budgeted at approximately $13 million. As of December 31, 2017, the Company already invested approximately $11.3 million on the plant construction and will invest additional approximately $1.7 million to fully complete the plant construction by May 2018(See Note 13).